UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-23389

 NAME OF REGISTRANT:                     Ellington Income Opportunities
                                         Fund



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 8000 Norman Center Drive,
                                         Ste 630
                                         Minneapolis, MN 55437

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Princeton Fund Advisors,
                                         LLC
                                         8000 Norman Center Drive,
                                         Ste 630
                                         Minneapolis, MN 55437

 REGISTRANT'S TELEPHONE NUMBER:          855-897-5390

 DATE OF FISCAL YEAR END:                12/31

 DATE OF REPORTING PERIOD:               07/01/2022 - 06/30/2023


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

Ellington Income Opportunities Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Ellington Income Opportunities Fund
By (Signature)       /s/ John L Sabre
Name                 John L Sabre
Title                President
Date                 08/30/2023